Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 29, 2021
Registrant Name	LORD ABBETT TRUST I
Entity Central Index Key	0001139819
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 29, 2021
Document Effective Date	Nov. 01, 2021
Prospectus Date	Nov. 01, 2021